Contingencies	12 Months Ended
Dec. 31, 2020
Contingencies [Abstract]
Contingencies
Note 18. Contingencies

On October 9, 2020, a purported stockholder of Turning Point Brands, Inc., Paul-Emile Berteau, filed a complaint in the Delaware Court of Chancery relating to the Agreement and Plan of Merger and Reorganization, dated as of April 7, 2020, by and among TPB, SDI and Merger Sub (the “SDI Merger”). The complaint asserts two derivative counts purportedly on behalf of TPB for breaches of fiduciary duty against the Board of Directors of Turning Point Brands, Inc. and other parties. The third count asserts a direct claim against the Company and its Board of Directors seeking a declaration that TPB’s Bylaws are inconsistent with TPB’s certificate of incorporation. While the Company believes it has good and valid defenses to the claims, there can be no assurance that the Company will prevail in this case, and it could have a material adverse effect on the Company’s business and results of operations.

Other major tobacco companies are defendants in product liability claims. In a number of these cases, the amounts of punitive and compensatory damages sought are significant and could have a material adverse effect on our business and results of operations. The Company is subject to several lawsuits alleging personal injuries resulting from malfunctioning vaporizer devices or consumption of e-liquids and may be subject to claims in the future relating to our other NewGen products. The Company is still evaluating these claims and the potential defenses to them. For example, the Company did not design or manufacture the products at issue; rather, we were merely the distributor. Nonetheless, there can be no assurance that we will prevail in these cases, and they could have a material adverse effect on our financial position, results of operations or cash flows.

We have two franchisor subsidiaries. Like many franchise businesses, in the ordinary course of their business, these subsidiaries are from time to time responding parties to arbitration demands brought by franchisees. One of our subsidiaries, which we acquired in 2018, is the franchisor of the VaporFi system. This subsidiary is a responding party in an arbitration brought by a franchisee claiming, among other things, violations of Federal Trade Commission Rules and Florida law. These allegations relate to the franchise disclosure document (FDD) utilized by the franchise system, a small vapor store chain, prior to our acquisition in 2018. We believe that we have good and valid substantive defenses against these claims and will vigorously defend ourselves in the arbitration.

We have also been named in a lawsuit brought by a different franchisee represented by the same firm that represents the plaintiff in the action described above. This case relates to the termination of the franchise agreement by the franchisor for failure to pay franchising fees and our subsequent demand that the franchisee cease using our marks and de-image locations formerly housing the franchises. The franchisee filed suit against us in the U.S. District Court for the Southern District of Florida sixteen months after our demand. The franchisee is claiming tortious interference and conversion. We believe that the suit was improperly brought before the U.S. District Court for the South District of Florida because the related franchising agreements included a mandatory arbitrary clause. We also believe we have valid substantive defenses against the claims and intend on vigorously defending our interests in this matter.

We have several subsidiaries engaged in making, distributing and retailing (online and in bricks-and-mortar) vapor products. As a result of the overall publicity and controversy surrounding the vapor industry generally, many companies have received informational subpoenas from various regulatory bodies and in some jurisdictions regulatory lawsuits have been filed regarding marketing practices and possible underage sales. We expect that our subsidiaries will be subject to some such cases and investigative requests. In the acquisition of the vapor businesses, we negotiated financial “hold-backs”, which we expect to be able to use to defray expenses associated with the information production and the cost of defending any such lawsuits. To the extent that litigation becomes necessary, we believe that the subsidiaries have strong factual and legal defenses against claims that they unfairly marketed vapor products.